Yield, Inc. (Parent) Footnotes (Notes)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Background and Basis of Presentation
Background
NRG Yield, Inc., is a dividend growth-oriented company formed by NRG, as a Delaware corporation on December 20, 2012. The Company used the net proceeds from its initial public offering of Class A common stock on July 22, 2013, to acquire 19,011,250 Class A units of NRG Yield LLC from NRG, as well as 3,500,000 Class A units directly from NRG Yield LLC. At the time of the offering, NRG owned 42,738,750 NRG Yield LLC Class B units. NRG Yield LLC, through its wholly owned subsidiary, NRG Yield Operating LLC, is a holder of a portfolio of renewable and conventional generation and thermal infrastructure assets, primarily located in the Northeast, Southwest and California regions of the U.S.
On July 29, 2014, the Company issued 12,075,000 shares of Class A common stock for net proceeds, after underwriting discount and expenses, of $630 million. The Company utilized the proceeds of the offering to acquire 12,075,000 additional Class A units of NRG Yield LLC. On May 14, 2015, the Company completed a stock split in connection with which each outstanding share of Class A common stock was split into one share of Class A common stock and one share of Class C common stock, and each outstanding share of Class B common stock was split into one share of Class B common stock and one share of Class D common stock. The stock split is referred to as the Recapitalization and all applicable disclosures have been retrospectively adjusted to reflect the Recapitalization. In addition, on June 29, 2015, the Company completed the issuance of 28,198,000 shares of Class C common stock for net proceeds of $599 million. See further discussion in Note 11, Stockholders' Equity to the Company's consolidated financial statements. As a result and as of December 31, 2015, the Company has a 53.3% economic interest in NRG Yield LLC.
The holders of the Company's issued and outstanding shares of Class A and Class C common stock have 100% of economic interest in the Company and are entitled to dividends. NRG receives its distributions from Yield LLC through its ownership of Class B and Class D common units.
Basis of Presentation
The condensed parent-only company financial statements have been prepared in accordance with Rule 12-04 of Regulation S-X, as the restricted net assets of NRG Yield, Inc.’s subsidiaries exceed 25% of the consolidated net assets of NRG Yield, Inc. The parent's 100% investment in its subsidiaries has been recorded using the equity basis of accounting in the accompanying condensed parent-only financial statements. These statements should be read in conjunction with the consolidated financial statements and notes thereto of NRG Yield, Inc.

Long-term Debt
Long-term Debt
This footnote should be read in conjunction with the complete description under Note 9, Long-term Debt, to the Company's audited consolidated financial statements included in the 2015 Form 10-K. Long-term debt consisted of the following:

	March 31, 2016	December 31, 2015	March 31, 2016, interest rate % (a)	Letters of Credit Outstanding at March 31, 2016
	(In millions, except rates)
2019 Convertible Notes (b)	$332	$330	3.500
2020 Convertible Notes (c)	267	266	3.250
2024 Senior Notes	500	500	5.375
NRG Yield LLC and NRG Yield Operating LLC Revolving Credit Facility, due 2019 (d)	316	306	L+2.75	60
Project-level debt:
Alpine, due 2022	153	154	L+1.75	37
Alta Wind I, lease financing arrangement, due 2034	252	252	7.015	16
Alta Wind II, lease financing arrangement, due 2034	198	198	5.696	28
Alta Wind III, lease financing arrangement, due 2034	206	206	6.067	28
Alta Wind IV, lease financing arrangement, due 2034	133	133	5.938	19
Alta Wind V, lease financing arrangement, due 2035	213	213	6.071	31
Alta Realty Investments, due 2031	32	33	7.000	—
Alta Wind Asset Management, due 2031	19	19	L+2.375	—
Avra Valley, due 2031	59	60	L+1.75	3
Blythe, due 2028	21	21	L+1.625	6
Borrego, due 2025 and 2038	72	72	L+ 2.50/5.65	5
CVSR, due 2037	780	793	2.339 - 3.775	—
El Segundo Energy Center, due 2023	457	485	L+1.625 - L+2.25	82
Energy Center Minneapolis, due 2017 and 2025	107	108	5.95 -7.25	—
Kansas South, due 2031	32	33	L+2.00	4
Laredo Ridge, due 2028	103	104	L+1.875	10
Marsh Landing, due 2017 and 2023	410	418	L+1.75 - L+1.875	36
PFMG and related subsidiaries financing agreement, due 2030	29	29	6.000	—
Roadrunner, due 2031	39	40	L+1.625	5
South Trent Wind, due 2020	61	62	L+1.625	10
TA High Desert, due 2020 and 2032	52	52	L+2.50/5.15	8
Tapestry, due 2021	178	181	L+1.625	20
Viento, due 2023	189	189	L+2.75	27
Walnut Creek, due 2023	344	351	L+1.625	52
WCEP Holdings, due 2023	46	46	L+3.00	—
Other	1	2	various	—
Subtotal project-level debt:	4,186	4,254
Total debt	5,601	5,656
Less current maturities	265	264
Less deferred financing costs	62	63
Total long-term debt	$5,274	$5,329

(a) As of March 31, 2016, L+ equals 3 month LIBOR plus x%, except for the NRG Marsh Landing term loan, Walnut Creek term loan, and NRG Yield LLC and Yield Operating LLC Revolving Credit Facility, where L+ equals 1 month LIBOR plus x% and Kansas South, where L+ equals 6 month LIBOR plus x%.
(b) Net of discount of $13 million and $15 million as of March 31, 2016, and December 31, 2015, respectively.
(c) Net of discount of $20 million and $21 million as of March 31, 2016, and December 31, 2015, respectively.
(d) Applicable rate is determined by the Borrower Leverage Ratio, as defined in the credit agreement.
The financing arrangements listed above contain certain covenants, including financial covenants that the Company is required to be in compliance with during the term of the respective arrangement. As of March 31, 2016, the Company was in compliance with all of the required covenants.
The discussion below describes material changes to or additions of long-term debt for the three months ended March 31, 2016, as well as any other material financing transactions that took place subsequent to March 31, 2016.
CVSR Holdco Financing Arrangement
On July 15, 2016, CVSR Holdco, the indirect owner of the CVSR project, issued $200 million of senior secured notes that bear interest at 4.68% and mature on March 31, 2037.  Net proceeds were distributed to the Company and NRG based on the ownership as of July 15, 2016, and accordingly, the Company received net proceeds of $97.5 million.
NRG Yield Operating LLC 2026 Senior Notes
On August 18, 2016, NRG Yield Operating LLC issued $350 million of senior unsecured notes, or the 2026 Senior Notes. The Senior Notes bear interest of 5.00% and mature on September 15, 2026. Interest on the notes is payable semi-annually on March 15 and September 15 of each year, and commence on March 15, 2017. The 2026 Senior Notes are senior unsecured obligations of NRG Yield Operating LLC and are guaranteed by NRG Yield LLC, and by certain of Yield Operating LLC’s wholly owned current and future subsidiaries. A portion of the proceeds from the 2026 Senior Notes were used to repay the revolving credit facility as described below.
NRG Yield LLC and NRG Yield Operating LLC Revolving Credit Facility
The Company borrowed $60 million from the revolving credit facility and repaid $366 million during the eight months ended August 31, 2016. The repayments included the Company's pro rata proceeds of $97.5 million from the CVSR Holdco Financing Arrangement, as described above, along with $28 million of cash on hand. Additionally, in August 2016, the Company used a portion of its proceeds from the 2026 Senior Notes to pay the remaining revolver balance of $193 million in full as described above.

Long-term Debt
This footnote should be read in conjunction with the complete description under Note 9, Long-term Debt, to the Company's audited consolidated financial statements included in the 2015 Form 10-K. Long-term debt consisted of the following:

	June 30, 2016	December 31, 2015	June 30, 2016, interest rate % (a)	Letters of Credit Outstanding at June 30, 2016
	(In millions, except rates)
2019 Convertible Notes (b)	$333	$330	3.500
2020 Convertible Notes (c)	268	266	3.250
2024 Senior Notes	500	500	5.375
NRG Yield LLC and NRG Yield Operating LLC Revolving Credit Facility, due 2019 (d)	318	306	L+2.75	$67
Project-level debt:
Alpine, due 2022	151	154	L+1.75	37
Alta Wind I, lease financing arrangement, due 2034	245	252	7.015	16
Alta Wind II, lease financing arrangement, due 2034	194	198	5.696	23
Alta Wind III, lease financing arrangement, due 2034	201	206	6.067	24
Alta Wind IV, lease financing arrangement, due 2034	130	133	5.938	16
Alta Wind V, lease financing arrangement, due 2035	208	213	6.071	27
Alta Realty Investments, due 2031	32	33	7.000	—
Alta Wind Asset Management, due 2031	18	19	L+2.375	—
Avra Valley, due 2031	58	60	L+1.75	3
Blythe, due 2028	21	21	L+1.625	6
Borrego, due 2025 and 2038	71	72	L+ 2.50/5.65	5
CVSR, due 2037	780	793	2.339 - 3.775	—
El Segundo Energy Center, due 2023	457	485	L+1.625 - L+2.25	82
Energy Center Minneapolis, due 2017 and 2025	100	108	5.95 -7.25	—
Kansas South, due 2031	31	33	L+2.00	4
Laredo Ridge, due 2028	102	104	L+1.875	10
Marsh Landing, due 2017 and 2023	410	418	L+1.75 - L+1.875	45
PFMG and related subsidiaries financing agreement, due 2030	29	29	6.000	—
Roadrunner, due 2031	38	40	L+1.625	5
South Trent Wind, due 2020	59	62	L+1.625	10
TA High Desert, due 2020 and 2032	51	52	L+2.50/5.15	8
Tapestry, due 2021	176	181	L+1.625	20
Viento, due 2023	183	189	L+2.75	27
Walnut Creek, due 2023	341	351	L+1.625	60
WCEP Holdings, due 2023	46	46	L+3.00	—
Other	1	2	various	—
Subtotal project-level debt:	4,133	4,254
Total debt	5,552	5,656
Less current maturities	274	264
Less deferred financing costs	60	63
Total long-term debt	$5,218	$5,329

(a) As of June 30, 2016, L+ equals 3 month LIBOR plus x%, except for the Marsh Landing term loan, Walnut Creek term loan, and NRG Yield LLC and NRG Yield Operating LLC Revolving Credit Facility, where L+ equals 1 month LIBOR plus x% and Kansas South, where L+ equals 6 month LIBOR plus x%.
(b) Net of discount of $12 million and $15 million as of June 30, 2016, and December 31, 2015, respectively.
(c) Net of discount of $19 million and $21 million as of June 30, 2016, and December 31, 2015, respectively.
(d) Applicable rate is determined by the Borrower Leverage Ratio, as defined in the credit agreement.
The financing arrangements listed above contain certain covenants, including financial covenants that the Company is required to be in compliance with during the term of the respective arrangement. As of June 30, 2016, the Company was in compliance with all of the required covenants.
The discussion below describes material changes to or additions of long-term debt for the six months ended June 30, 2016, as well as any other material financing transactions that took place subsequent to June 30, 2016.
CVSR Holdco Financing Arrangement
On July 15, 2016, CVSR Holdco, the indirect owner of the CVSR project, issued $200 million of senior secured notes that bear interest at 4.68% and mature on March 31, 2037.  Net proceeds were distributed to the Company and NRG based on the ownership as of July 15, 2016, and accordingly, the Company received net proceeds of $97.5 million.
NRG Yield Operating LLC 2026 Senior Notes
On August 18, 2016, NRG Yield Operating LLC issued $350 million of senior unsecured notes, or the 2026 Senior Notes. The 2026 Senior Notes bear interest of 5.00% and mature on September 15, 2026. Interest on the notes is payable semi-annually on March 15 and September 15 of each year, and commence on March 15, 2017. The 2026 Senior Notes are senior unsecured obligations of NRG Yield Operating LLC and are guaranteed by NRG Yield LLC, and by certain of Yield Operating LLC’s wholly owned current and future subsidiaries. A portion of the proceeds of the 2026 Senior Notes were used to repay the revolving credit facility as described below.
NRG Yield LLC and NRG Yield Operating LLC Revolving Credit Facility
The Company borrowed $60 million from the revolving credit facility and repaid $366 million during the eight months ended August 31, 2016. The repayments included the Company's pro rata proceeds of $97.5 million from the CVSR Holdco Financing Arrangement, as described above, along with $28 million of cash on hand. Additionally, in August 2016, the Company used a portion of its proceeds from the 2026 Senior Notes to pay the remaining revolver balance of $193 million in full as described above.

Long-term Debt
The Company's borrowings, including short term and long term portions consisted of the following:

	December 31, 2015	December 31, 2014	Interest rate % (a)	Letters of Credit Outstanding at December 31, 2015
	(In millions, except rates)
Convertible Notes, due 2020 (b)	$266	$—	3.25
Convertible Notes, due 2019 (c)	330	326	3.5
Senior Notes, due 2024	500	500	5.375
NRG Yield LLC and NRG Yield Operating LLC Revolving Credit Facility, due 2019 (d)	306	—	L+2.75	$56
Project-level debt:
Alpine, due 2022	154	163	L+1.75	37
Alta Wind I, lease financing arrangement, due 2034	252	261	7.015	16
Alta Wind II, lease financing arrangement, due 2034	198	205	5.696	28
Alta Wind III, lease financing arrangement, due 2034	206	212	6.067	28
Alta Wind IV, lease financing arrangement, due 2034	133	138	5.938	19
Alta Wind V, lease financing arrangement, due 2035	213	220	6.071	31
Alta Wind X, due 2021	—	300	L+2.00	—
Alta Wind XI, due 2021	—	191	L+2.00	—
Alta Realty Investments, due 2031	33	34	7.00	—
Alta Wind Asset Management, due 2031	19	20	L+2.375	—
Avra Valley, due 2031	60	63	L+1.75	3
Blythe, due 2028	21	22	L+1.625	6
Borrego, due 2025 and 2038	72	75	L+ 2.50/5.65	5
CVSR, due 2037	793	815	2.339 - 3.775	—
El Segundo Energy Center, due 2023	485	506	L+1.625 - L+2.25	82
Energy Center Minneapolis, due 2017 and 2025	108	121	5.95 -7.25	—
Kansas South, due 2031	33	35	L+2.00	4
Laredo Ridge, due 2028	104	108	L+1.875	10
Marsh Landing, due 2017 and 2023	418	464	L+1.75 - L+1.875	22
PFMG and related subsidiaries financing agreement, due 2030	29	31	6.00	—
Roadrunner, due 2031	40	42	L+1.625	5
South Trent Wind, due 2020	62	65	L+1.625	10
TA High Desert, due 2020 and 2032	52	55	L+2.50/5.15	8
Tapestry Wind, due 2021	181	192	L+1.625	20
Viento, due 2023	189	196	L+2.75	27
Walnut Creek, due 2023	351	391	L+1.625	41
WCEP Holdings, due 2023	46	46	L+3.00	—
Other	2	3	various	—
Subtotal project-level debt:	4,254	4,974
Total debt	5,656	5,800
Less current maturities	264	245
Less deferred financing costs (e)	63	69
Total long-term debt	$5,329	$5,486

(a) As of December 31, 2015, L+ equals 3 month LIBOR plus x%, except for the NRG Marsh Landing term loan, Walnut Creek term loan, and NRG Yield LLC and Yield operating LLC Revolving Credit Facility where L+ equals 1 month LIBOR plus x% and Kansas South where L+ equals 6 month LIBOR plus x%.
(b) Net of discount of $21 million as of December 31, 2015.
(c) Net of discount of $15 million and $19 million as of December 31, 2015, and December 31, 2014, respectively.
(d) Applicable rate is determined by the Borrower Leverage Ratio, as defined in the credit agreement.
(e) Total net debt reflects the reclassification of deferred financing costs to reduce long-term debt as further described in Note 2, Summary of Significant Accounting Policies.
The financing arrangements listed above contain certain covenants, including financial covenants that the Company is required to be in compliance with during the term of the arrangement. As of December 31, 2015, the Company was in compliance with all of the required covenants.
The Company's pro-rata share of non-recourse debt held by unconsolidated affiliates was approximately $454 million as of December 31, 2015.
2020 Convertible Senior Notes
On June 29, 2015, the Company closed on its offering of $287.5 million aggregate principal amount of 3.25% Convertible Senior Notes due 2020, or the 2020 Convertible Notes.  The 2020 Convertible Notes are convertible, under certain circumstances, into the Company’s Class C common stock, cash or a combination thereof at an initial conversion price of $27.50 per Class C common share, which is equivalent to an initial conversion rate of approximately 36.3636 shares of Class C common stock per $1,000 principal amount of notes. Interest on the 2020 Convertible Notes is payable semi-annually in arrears on June 1 and December 1 of each year, commencing on December 1, 2015. The 2020 Convertible Notes mature on June 1, 2020, unless earlier repurchased or converted in accordance with their terms. Prior to the close of business on the business day immediately preceding December 1, 2019, the 2020 Convertible Notes will be convertible only upon the occurrence of certain events and during certain periods, and thereafter, at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The 2020 Convertible Notes are guaranteed by NRG Yield Operating LLC and NRG Yield LLC.
The 2020 Convertible Notes are accounted for in accordance with ASC 470-20, Debt with Conversion and Other Options. Under ASC 470-20, issuers of convertible debt instruments that may be settled in cash upon conversion, including partial cash settlement, are required to separately account for the liability (debt) and equity (conversion option) components. The application of ACS 470-20 resulted in the recognition of $23 million as the value for the equity component with the offset to debt discount. The debt discount is amortized to interest expense using the effective interest method over the term of the 2020 Convertible Notes.
As of December 31, 2015, the 2020 Convertible Notes were trading at approximately 86% of their face value, resulting in a total market value of $247 million compared to a carrying value of $266 million. The actual conversion value of the 2020 Convertible Notes is based on the product of the conversion rate and the market price of the Company's Class C common stock, as defined in the Convertible Debt indenture. As of December 31, 2015, the Company's Class C common stock closed at $14.76 per share, resulting in a pro forma conversion value for the Convertible Notes of approximately $154 million.
During the year ended December 31, 2015, the Company recorded the following expense in relation to the 2020 Convertible Notes at the effective rate of 5.10%:

(In millions)
Interest expense at 3.25% coupon rate	$5
Debt discount amortization	2
Debt issuance costs amortization	1
$8

2019 Convertible Senior Notes
During the first quarter of 2014, the Company closed on its offering of $345 million aggregate principal amount of 3.50% Convertible Notes due 2019, or the 2019 Convertible Notes. Interest on the 2019 Convertible Notes is payable semi-annually in arrears on February 1 and August 1 of each year, commencing on August 1, 2014. The 2019 Convertible Notes were convertible, under certain circumstances, into the Company’s Class A common stock, cash or a combination thereof at an initial conversion price of $46.55 per Class A common share, which is equivalent to an initial conversion rate of approximately 21.4822 shares of Class A common stock per $1,000 principal amount of Convertible Notes. In connection with the Recapitalization, effective May 15, 2015, the conversion rate was adjusted to 42.9644 shares of Class A common stock per $1,000 principal amount of 2019 Convertible Notes in accordance with the terms of the related indenture. The 2019 Convertible Notes mature on February 1, 2019, unless earlier repurchased or converted in accordance with their terms. Prior to the close of business on the business day immediately preceding August 1, 2018, the 2019 Convertible Notes will be convertible only upon the occurrence of certain events and during certain periods, and thereafter, at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The 2019 Convertible Notes are guaranteed by NRG Yield Operating LLC and NRG Yield LLC.
The 2019 Convertible Notes are accounted for in accordance with ASC 470-20. The application of ACS 470-20 resulted in the recognition of $23 million as the value for the equity component with the offset to debt discount. The debt discount is amortized to interest expense using the effective interest method through February 2019.
As of December 31, 2015, the 2019 Convertible Notes were trading at approximately 92% of their face value, resulting in a total market value of $319 million compared to a carrying value of $330 million. The actual conversion value of the 2019 Convertible Notes is based on the product of the conversion rate and the market price of the Company's Class A common stock, as defined in the Convertible Debt indenture. As of December 31, 2015, the Company's Class A common stock closed at $13.91 per share, resulting in a pro forma conversion value for the Convertible Notes of approximately $206 million.
During the year ended December 31, 2015, the Company recorded the following expense in relation to the 2019 Convertible Notes at the effective rate of 5.00%:

(In millions)
Interest expense at 3.5% coupon rate	$12
Debt discount amortization	4
Debt issuance costs amortization	2
$18

NRG Yield Operating LLC 2024 Senior Notes
On August 5, 2014, NRG Yield Operating LLC issued $500 million of senior unsecured notes, or the 2024 Senior Notes. The 2024 Senior Notes bear interest at 5.375% and mature in August 2024. Interest on the notes is payable semi-annually on February 15 and August 15 of each year, and commenced on February 15, 2015. The 2024 Senior Notes are senior unsecured obligations of NRG Yield Operating LLC and are guaranteed by NRG Yield LLC, and by certain of NRG Yield Operating LLC’s wholly owned current and future subsidiaries.
NRG Yield Operating LLC 2026 Senior Notes
On August 18, 2016, NRG Yield Operating LLC issued $350 million of senior unsecured notes, or the 2026 Senior Notes. The 2026 Senior Notes bear interest at 5.00% and mature on September 15, 2026. Interest on the notes is payable semi-annually on March 15 and September 15 of each year, and commence on March 15, 2017. The 2026 Senior Notes are senior unsecured obligations of NRG Yield Operating LLC and are guaranteed by NRG Yield LLC, and by certain of Yield Operating LLC’s wholly owned current and future subsidiaries. A portion of proceeds of the 2026 Senior Notes were used to repay the revolving credit facility in full.

NRG Yield LLC and NRG Yield Operating LLC Revolving Credit Facility
In connection with the Company's initial public offering of Class A common stock in July 2013, as further described in Note 1, Nature of Business, NRG Yield LLC and NRG Yield Operating LLC entered into a senior secured revolving credit facility, or the Yield Credit Facility, which was amended on June 26, 2015, to, among other things, increase the availability to $495 million. The Company's revolving credit facility can be used for cash or for the issuance of letters of credit.
On November 3, 2015, the Company borrowed $209 million from the revolving credit facility to finance the acquisition of the November 2015 Drop Down Assets as discussed in Note 3, Business Acquisitions. On December 14, 2015, the Company borrowed $45 million from the revolving credit facility to fund dividend payments and tax equity contributions. As of December 31, 2015, $306 million of borrowings and $56 million of letters of credit were outstanding.
The Company borrowed $60 million from the revolving credit facility and repaid $366 million during the eight months ended August 31, 2016. The repayments included the Company's pro rata proceeds of $97.5 million from the CVSR Holdco Financing Arrangement, as described below, along with $28 million of cash on hand. Additionally, in August 2016, the Company used a portion of its proceeds from the 2026 Senior Notes to pay the remaining revolver balance of $193 million in full as described above. There have been no further borrowings and $63 million of letters of credit were outstanding as of September 1, 2016.
Project - level Debt
El Segundo Credit Agreement
On August 23, 2011, NRG West Holdings LLC, or West Holdings, entered into a credit agreement with a group of lenders in respect to the El Segundo project, or the El Segundo Credit Agreement. The El Segundo Credit Agreement is comprised of a $540 million two tranche construction loan facility with additional facilities for the issuance of letters of credit or working capital loans and is secured by the assets of West Holdings.
The two tranche construction loan facility consists of the $480 million Tranche A Construction Facility, or the Tranche A Facility, and the $60 million Tranche B Construction Facility, or the Tranche B Facility, both of which mature in August 2023 and convert to a term loan. On May 29, 2015, NRG West Holdings amended its financing agreement to increase borrowings under the Tranche A facility by $5 million and to reduce the related interest rate to LIBOR plus an applicable margin of 1.625% from May 29, 2015, to August 31, 2017, LIBOR plus an applicable margin of 1.75% from September 1, 2017, to August 31, 2020, and LIBOR plus 1.875% from September 1, 2020, through the maturity date; to reduce the Tranche B loan interest rate to LIBOR plus an applicable margin of 2.250% from May 29, 2015, to August 31, 2017, LIBOR plus 2.375% from September 1, 2017, to August 31, 2020, and LIBOR plus an applicable margin of 2.50% from September 1, 2020, through the maturity date and to reduce the working capital facility by $9 million. The proceeds of the increased borrowing were used to pay costs associated with the refinancing. Further, the amendment resulted in a $7 million loss on debt extinguishment. The Tranche A and Tranche B Facilities amortize based upon a predetermined schedule over the term of the loan with the balance payable at maturity. The construction loan converted to a term loan on January 28, 2014.
The El Segundo Credit Agreement also provides for the issuance of letters of credit and working capital loans to support the El Segundo project's collateral needs. This includes letter of credit facilities on behalf of El Segundo of up to $90 million in support of the PPA, up to $48 million in support of the collateral agent, and a working capital facility which permits loans or the issuance of letters of credit of up to $10 million.
Alta Wind Financing Arrangements
On June 30, 2015, Yield Operating LLC entered into a tax equity financing arrangement through which it received $119 million in net proceeds, as described in Note 5, Investments Accounted for by the Equity Method and Variable Interest Entities. These proceeds, as well as proceeds obtained from the June 29, 2015, Yield, Inc. common stock issuance, as described in Note 1, Nature of Business, and the 2020 Convertible Notes issuance, as described above, were utilized to repay all of the project indebtedness associated with the Alta Wind X and Alta Wind XI wind facilities outstanding as of that date. The Company also settled interest rate swaps associated with the project level debt for the Alta Wind X and Alta Wind XI wind facilities at a value of $17 million.
Avenal
On March 18, 2015, Avenal, one of the Company's equity method investments, amended its credit agreement to increase its borrowings by $43 million and to reduce the related interest rate from 6 month LIBOR plus an applicable margin of 2.25% to 6 month LIBOR plus 1.75% from March 18, 2015, through March 17, 2022, 6 month LIBOR plus 2.00% from March 18, 2022, through March 17, 2027, and 6 month LIBOR plus 2.25% from March 18, 2027, through the maturity date.  As a result of the credit agreement amendment, the Company received net proceeds of $20 million after fees from its 49.95% ownership in Avenal. Effective September 30, 2015, the Company increased its ownership to 50% by acquiring an additional 0.05% membership interest in Avenal.
Viento
On July 11, 2013, Viento entered into a credit agreement with lenders for a $200 million term loan with a maturity date of July 11, 2023 and a working capital facility in the amount of $9 million. The interest rate is 6 month LIBOR plus 2.75% until July 11, 2017 when it increases to LIBOR plus 3.00%. On July 11, 2021 it increases to LIBOR plus 3.25% through the maturity date. As of December 31, 2015, $189 million was outstanding under the term loan, nothing was outstanding under the working capital facility, and $27 million of letters of credit were issued.
CVSR
In 2011, High Plains Ranch II, LLC, the direct owner of CVSR, entered into the CVSR Financing Agreement with the FFB to borrow up to $1.2 billion to fund the costs of constructing the solar facility. The CVSR Financing Agreement matures in 2037 and the loans provided by the FFB are guaranteed by the U.S. DOE. Amounts borrowed under the CVSR Financing Agreement accrue interest at a fixed rate based on U.S. Treasury rates plus a spread of 0.375% and are secured by the assets of CVSR. As of December 31, 2015, and 2014, $793 million and $815 million, respectively, were outstanding under the loan. The U.S. Treasury Department awarded cash grants on the CVSR project of $307 million ($285 million net of sequestration), which is approximately 75% of the cash grant amount for which the Company had applied. The cash grant proceeds were used to pay the outstanding balance of the bridge loan due in February 2014 and the remaining amount was used to pay a portion of the outstanding balance on the bridge loan due in August 2014. The remaining balance of the bridge loan due in August 2014 was paid by SunPower.
On July 15, 2016, CVSR Holdco LLC, the indirect owner of the CVSR project, issued $200 million of senior secured notes that bear interest at 4.68% and mature on March 31, 2037.  Interest on the notes is payable semi-annually on March 31 and September 30 of each year, and commence on September 30, 2016. Net proceeds were distributed to the Company and NRG based on the ownership as of July 15, 2016, and accordingly, the Company received net proceeds of $97.5 million.
Lease financing arrangements
Alta Wind Holdings (Alta Wind II - V) and Alta I (operating entities) have finance lease obligations issued under lease transactions whereby the respective operating entities sold and leased back undivided interests in specific assets of the project. The sale and related lease transactions are accounted for as financing arrangements as the operating entities have continued involvement with the property. The terms and conditions of each facility lease are substantially similar. Each operating entity makes rental payments as stipulated in the facility lease agreements on a semiannual basis every June 30 and December 30 through the final maturity dates. In addition, the operating entities have a credit agreement with a group of lenders that provides for the issuance of letters of credit to support certain operating and debt service obligations. Certain O&M and rent reserve requirements are satisfied by letters of credit issued under the NRG Yield Operating agreement. As of December 31, 2015, $1,002 million was outstanding under the finance lease obligations, and $122 million of letters of credit were issued under the credit agreement and $19 million were issued under the Yield Credit Facility.
Interest Rate Swaps — Project Financings
Many of the Company's project subsidiaries entered into interest rate swaps, intended to hedge the risks associated with interest rates on non-recourse project level debt. These swaps amortize in proportion to their respective loans and are floating for fixed where the project subsidiary pays its counterparty the equivalent of a fixed interest payment on a predetermined notional value and will receive quarterly the equivalent of a floating interest payment based on the same notional value. All interest rate swap payments by the project subsidiary and its counterparty are made quarterly and the LIBOR is determined in advance of each interest period. In connection with the acquisition of the Alta Wind Portfolio, as described in Note 3, Business Acquisitions, the Company acquired thirty-one additional interest rate swaps, thirty of which were settled during 2015 as discussed above. During 2015, the Company acquired thirty-two additional interest rate swaps in connection with the January 2015 and November 2015 drop downs, as described in Note 3, Business Acquisitions.
The following table summarizes the swaps, some of which are forward starting as indicated, related to the Company's project level debt as of December 31, 2015.

	% of Principal	Fixed Interest Rate	Floating Interest Rate	Notional Amount at December 31, 2015 (In millions)	Effective Date	Maturity Date
Alpine	85%	2.744%	3-Month LIBOR	$122	various	December 31, 2029
Alpine	85%	2.421%	3-Month LIBOR	9	June 24, 2014	June 30, 2025
Avra Valley	85%	2.333%	3-Month LIBOR	51	November 30, 2012	November 30, 2030
AWAM	100%	2.47%	3-Month LIBOR	19	May 22, 2013	May 15, 2031
Blythe	75%	3.563%	3-Month LIBOR	16	June 25, 2010	June 25, 2028
Borrego	75%	1.125%	3-Month LIBOR	9	April 3, 2013	June 30, 2020
El Segundo	75%	2.417%	3-Month LIBOR	358	November 30, 2011	August 31, 2023
Kansas South	75%	2.368%	6-Month LIBOR	25	June 28, 2013	December 31, 2030
Laredo Ridge	75%	2.31%	3-Month LIBOR	83	March 31, 2011	March 31, 2026
Marsh Landing	75%	3.244%	3-Month LIBOR	387	June 28, 2013	June 30, 2023
Roadrunner	75%	4.313%	3-Month LIBOR	30	September 30, 2011	December 31, 2029
South Trent	75%	3.265%	3-Month LIBOR	46	June 15, 2010	June 14, 2020
South Trent	75%	4.95%	3-Month LIBOR	21	June 30, 2020	June 14, 2028
Tapestry	75%	2.21%	3-Month LIBOR	163	December 30, 2011	December 21, 2021
Tapestry	50%	3.57%	3-Month LIBOR	60	December 21, 2021	December 21, 2029
Viento	90%	various	6-Month LIBOR	235	various	various
Walnut Creek Energy	75%	various	3-Month LIBOR	311	June 28, 2013	May 31, 2023
WCEP Holdings	90%	4.003%	3-Month LIBOR	46	June 28, 2013	May 31, 2023
Total				$1,991
Annual Maturities
Annual payments based on the maturities of the Company's debt, for the years ending after December 31, 2015, are as follows:

(In millions)
2016	$264
2017	277
2018	286
2019	951
2020	634
Thereafter	3,280
Total	$5,692
Long-Term Debt
For a discussion of NRG Yield Inc.’s financing arrangements, see Note 9, Long-term Debt, to the Company's consolidated financial statements.

Commitments and Contingencies
Contingencies
The Company's material legal proceeding is described below. The Company believes that it has a valid defense to this legal proceeding and intends to defend it vigorously. The Company records reserves for estimated losses from contingencies when information available indicates that a loss is probable and the amount of the loss, or range of loss, can be reasonably estimated. In addition, legal costs are expensed as incurred. Management assesses such matters based on current information and makes a judgment concerning its potential outcome, considering the nature of the claim, the amount and nature of damages sought, and the probability of success. The Company is unable to predict the outcome of the legal proceeding below or reasonably estimate the scope or amount of any associated costs and potential liabilities. As additional information becomes available, management adjusts its assessment and estimates of such contingencies accordingly. Because litigation is subject to inherent uncertainties and unfavorable rulings or developments, it is possible that the ultimate resolution of the Company's liabilities and contingencies could be at amounts that are different from its currently recorded reserves and that such difference could be material.
In addition to the legal proceeding noted below, the Company and its subsidiaries are party to other litigation or legal proceedings arising in the ordinary course of business. In management's opinion, the disposition of these ordinary course matters will not materially adversely affect the Company's consolidated financial position, results of operations, or cash flows.
Braun v. NRG Yield, Inc. — On April 19, 2016, plaintiffs filed a purported class action lawsuit against NRG Yield, Inc. and against each current and former member of its board of directors individually in California Superior Court in Kern County, CA. Plaintiffs allege various violations of the Securities Act due to the defendants’ alleged failure to disclose material facts related to low wind production prior to the Company's June 22, 2015 Class C common stock offering. Plaintiffs seek compensatory damages, rescission, attorney’s fees and costs.  On August 3, 2016, the court approved a stipulation entered into by the parties. The stipulation provided that the plaintiffs would file an amended complaint by August 19, 2016, which they did on August 18, 2016. The Defendants need to file a responsive pleading by October 18, 2016.

Contingencies
The Company's material legal proceeding is described below. The Company believes that it has a valid defense to this legal proceeding and intends to defend it vigorously. The Company records reserves for estimated losses from contingencies when information available indicates that a loss is probable and the amount of the loss, or range of loss, can be reasonably estimated. In addition, legal costs are expensed as incurred. Management assesses such matters based on current information and makes a judgment concerning its potential outcome, considering the nature of the claim, the amount and nature of damages sought, and the probability of success. The Company is unable to predict the outcome of the legal proceeding below or reasonably estimate the scope or amount of any associated costs and potential liabilities. As additional information becomes available, management adjusts its assessment and estimates of such contingencies accordingly. Because litigation is subject to inherent uncertainties and unfavorable rulings or developments, it is possible that the ultimate resolution of the Company's liabilities and contingencies could be at amounts that are different from its currently recorded reserves and that such difference could be material.
In addition to the legal proceeding noted below, the Company and its subsidiaries are party to other litigation or legal proceedings arising in the ordinary course of business. In management's opinion, the disposition of these ordinary course matters will not materially adversely affect the Company's consolidated financial position, results of operations, or cash flows.
Braun v. NRG Yield, Inc. — On April 19, 2016, plaintiffs filed a purported class action lawsuit against NRG Yield, Inc. and against each current and former member of its board of directors individually in California Superior Court in Kern County, CA. Plaintiffs allege various violations of the Securities Act due to the defendants’ alleged failure to disclose material facts related to low wind production prior to the Company's June 22, 2015 Class C common stock offering. Plaintiffs seek compensatory damages, rescission, attorney’s fees and costs.  On August 3, 2016, the court approved a stipulation entered into by the parties. The stipulation provided that the plaintiffs would file an amended complaint by August 19, 2016, which they did on August 18, 2016. The Defendants need to file a responsive pleading by October 18, 2016.

Commitments and Contingencies
Operating Lease Commitments
The Company leases certain facilities and equipment under operating leases, some of which include escalation clauses, expiring on various dates through 2048. The effects of these scheduled rent increases, leasehold incentives, and rent concessions are recognized on a straight-line basis over the lease term unless another systematic and rational allocation basis is more representative of the time pattern in which the leased property is physically employed. Lease expense under operating leases was $10 million, $9 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively.
Future minimum lease commitments under operating leases for the years ending after December 31, 2015, are as follows:

Period	(In millions)
2016	$14
2017	10
2018	10
2019	10
2020	10
Thereafter	165
Total	$219

Gas and Transportation Commitments
The Company has entered into contractual arrangements to procure power, fuel and associated transportation services. For the years ended December 31, 2015, 2014 and 2013, the Company purchased $40 million, $55 million, and $40 million, respectively, under such arrangements. As further described in Note 14 Related Party Transactions, these balances include intercompany sales in the amount of $13 million, $12 million and $7 million, respectively.
As of December 31, 2015, the Company's commitments under such outstanding agreements are estimated as follows:

Period	(In millions)
2016	$12
2017	6
2018	3
2019	3
2020	3
Thereafter	21
Total	$48

Contingencies
The Company's material legal proceeding is described below. The Company believes that it has a valid defense to this legal proceeding and intends to defend it vigorously. The Company records reserves for estimated losses from contingencies when information available indicates that a loss is probable and the amount of the loss, or range of loss, can be reasonably estimated. In addition, legal costs are expensed as incurred. Management assesses such matters based on current information and makes a judgment concerning its potential outcome, considering the nature of the claim, the amount and nature of damages sought, and the probability of success. The Company is unable to predict the outcome of the legal proceeding below or reasonably estimate the scope or amount of any associated costs and potential liabilities. As additional information becomes available, management adjusts its assessment and estimates of such contingencies accordingly. Because litigation is subject to inherent uncertainties and unfavorable rulings or developments, it is possible that the ultimate resolution of the Company's liabilities and contingencies could be at amounts that are different from its currently recorded reserves and that such difference could be material.
In addition to the legal proceeding noted below, the Company and its subsidiaries are party to other litigation or legal proceedings arising in the ordinary course of business. In management's opinion, the disposition of these ordinary course matters will not materially adversely affect the Company's consolidated financial position, results of operations, or cash flows.
Braun v. NRG Yield, Inc. — On April 19, 2016, plaintiffs filed a purported class action lawsuit against NRG Yield, Inc. and against each current and former member of its board of directors individually in California Superior Court in Kern County, CA. Plaintiffs allege various violations of the Securities Act due to the defendants’ alleged failure to disclose material facts related to low wind production prior to the Company's June 22, 2015 Class C common stock offering. Plaintiffs seek compensatory damages, rescission, attorney’s fees and costs.  On August 3, 2016, the court approved a stipulation entered into by the parties. The stipulation provided that the plaintiffs would file an amended complaint by August 19, 2016, which they did on August 18, 2016. The Defendants need to file a responsive pleading by October 18, 2016.
Commitments, Contingencies and Guarantees
See Note 13, Income Taxes and Note 15, Commitments and Contingencies to the Company's consolidated financial statements for a detailed discussion of NRG Yield, Inc.’s commitments and contingencies.

Dividends [Text Block]			Dividends Cash distributions paid to NRG Yield, Inc. by its subsidiary, NRG Yield LLC, were $69 million, $41 million and $5 million for the years ended December 31, 2015, 2014 and 2013, respectively.